UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-5086

					Churchill Tax-Free Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	12/31

				Date of reporting period:	12/31/06

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

ANNUAL
REPORT

DECEMBER 31, 2006

                                    CHURCHILL
                                TAX-FREE FUND OF
                                    KENTUCKY

                          A TAX-FREE INCOME INVESTMENT

               [LOGO OF THE CHURCHILL TAX-FREE FUND OF KENTUCKY:
                        A STANDING PEGASUS IN A CIRCLE]

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]           AQUILA(SM) GROUP OF FUNDS

[LOGO OF THE CHURCHILL TAX-FREE FUND OF KENTUCKY:
A STANDING PEGASUS IN A CIRCLE]

                SERVING KENTUCKY INVESTORS FOR ALMOST TWO DECADES

                       CHURCHILL TAX-FREE FUND OF KENTUCKY

                          "TAX-FREE IN BLACK AND WHITE"

                                                                  February, 2007

Dear Fellow Shareholder:

      We have all seen and heard the words "tax-free" over and over in various contexts. In fact, the name of the Fund contains the words "tax-free." But, what does that really mean to you in black and white?

      As you know, you have to pay federal, state, and/or local taxes on the dividends distributed to you by a taxable mutual fund. Thus, a bond fund which invests in tax-free municipal bonds, such as Churchill Tax-Free Fund of Kentucky, may actually generate more net dividend income than a taxable bond fund with a higher stated yield.

      How is this possible? Let's use a simple example.

      Suppose you invest $10,000 in a hypothetical TAX-FREE municipal bond fund with a yield of 4%, paying dividends that are EXEMPT FROM FEDERAL INCOME TAXES, and you also invest $10,000 in a hypothetical TAXABLE bond fund with a yield of 5.5%, paying dividends that are TAXABLE AT THE FEDERAL LEVEL. The example below shows the outcome for an investor in the 33% federal income tax bracket. As you can see, your investment in the tax-free municipal bond fund would have ended up with more after-tax income even though the fund's yield was lower.

                                  [BAR CHART]

                                        Federal Income     Interest Income
                                           Taxes            After Taxes

Tax-Free Municipal Bond                                         $400
Fund Yielding 4%                                          (Assumes no taxes)

Taxable Bond Fund Yielding 5.5%           $181.50             $368.50
                                       Tax Rate 33%

      To help you compare taxable bond funds versus tax-free municipal bond funds, a taxable-equivalent yield is often used. The taxable-equivalent yield provides you with the rate that a taxable bond fund would have to yield to give you the same after-tax yield as a tax-free municipal bond fund. (You should be aware that the calculation does not take into account the impact of state income taxes, or any alternative minimum taxes, to which some investors may be subject.)

                         NOT A PART OF THE ANNUAL REPORT

      In its simplest terms,

--------------------------------------------------------------------------------
Yield of tax-free municipal bond fund
-------------------------------------       =      Your taxable-equivalent yield
1.00 - your federal income tax rate
--------------------------------------------------------------------------------

      Using the above tax-free example of a 4% yield and a federal tax bracket of 33%, the calculation would be as follows:

--------------------------------------------------------------------------------
    4
------------                                =      5.97%
1.00 - 0.33
--------------------------------------------------------------------------------

      In other words, a tax-free investment of 4.00% and a taxable investment of 5.97% would provide the same yield after taxes.

      EFFECT OF FEDERAL INCOME TAXES ON YIELDS OF TAX-EXEMPT AND TAXABLE INSTRUMENTS

                                          4.00% TAX-FREE BOND   5.97% TAXABLE BOND
      Cash investment                           $10,000             $10,000
      Interest                                    $400                $597
      33% Federal income tax                       $0               $197.01
      Net return                                  $400              $399.99
      Yield on investment after federal taxes     4.0%                4.0%

      You should be aware that dividends paid by tax-free municipal bond funds, such as Churchill Tax-Free Fund of Kentucky, are often also exempt from state and/or local taxes. FACTORING IN THE EXEMPTION AT THE STATE AND/OR LOCAL LEVEL WOULD HAVE THE EFFECT OF INCREASING THE TAXABLE EQUIVALENT YIELD EVEN FURTHER.

      So, the next time that you see the phrase "tax-free," remember that in black and white, it oftentimes means more money into your pocket.

                                   Sincerely,


/s/ Diana P. Herrmann                         /s/ Lacy B. Herrmann

Diana P. Herrmann                             Lacy B. Herrmann
President                                     Founder and Chairman Emeritus

For certain investors, some dividends of your Fund may be subject to Federal and State taxes, including the Alternative Minimum Tax. These hypothetical examples are not intended to predict or project investment performance. Your own results will vary. State and local taxes, fees and expenses, if any, are not taken into account.

                         NOT A PART OF THE ANNUAL REPORT

[LOGO OF THE CHURCHILL TAX-FREE FUND OF KENTUCKY:
A STANDING PEGASUS IN A CIRCLE]

                SERVING KENTUCKY INVESTORS FOR ALMOST TWO DECADES

                       CHURCHILL TAX-FREE FUND OF KENTUCKY

                                  ANNUAL REPORT

                    MANAGEMENT DISCUSSION OF FUND PERFORMANCE

      The year ended December 31, 2006 was very challenging. In order to keep inflation in check - due in large part to skyrocketing oil prices - the Federal Reserve continued to raise short-term interest rates a number of times - from 4.25% in January to 5.25%. While certainly not the norm, U. S. Treasury yields once again were higher for short-term maturities than for the longer end of the yield curve. This "inverted yield curve" kept many investors more interested in shorter term rates - the logic being "Why extend when I'm not being compensated for the risk of extending maturities?" However, the municipal bond yield curve remained positively sloped, with longer maturities providing yields higher than short maturities.

      From December 31, 2005 to December 31, 2006, we saw short-term rates rise a quarter of one percent (25 basis points on a typical AAA-rated 2 year municipal bond) before leveling off in August. Over the same time period, we saw long-term rates actually decline 21 basis points (on a typical AAA-rated 30-year municipal bond). Demand for longer maturity higher yielding bonds has been especially strong from cash-rich foreign central banks - especially China. And inflation, a bond's greatest nemesis, stayed somewhat "manageable" - except for energy costs. Overall, inflation rose in 2006 by a modest 2.5% as measured by the Consumer Price Index - the smallest rise in three years. The national unemployment rate ended the year at an annual rate of 4.5%, a nice improvement versus 2005's rate of 4.9%.

      And, as we begin 2007, it too promises to be every bit as eventful as was 2006: the Bush administration struggling with an increasingly unpopular war in Iraq; ongoing "saber rattling" by the governments of North Korea and Iran; continuing work to rebuild New Orleans and other areas of Louisiana, Alabama, and Mississippi after the devastation caused by Hurricane Katrina; and the usual, ongoing partisan political wrangling in Washington, now that we are in the final two years of the Bush presidency with a newly elected Democratic house and senate. We expect that oil prices, once again, will be a major factor in how well the U. S. economy does this year.

      2006 was a year in which stocks provided above average returns while fixed income securities provided only modest returns. The Dow Jones Industrial Average rose 19%. Other measures of equity performance were also positive: the S & P 500 closed up 16%; and the NASDAQ Composite Index rose 10%. We are proud to report that Churchill Tax-Free Fund of Kentucky provided its Class A shareholders a positive total rate of return of 4.02% in 2006, outperforming 68% of our peer group of all intermediate single-state municipal bond funds.

      As we enter 2007, the Kentucky economy is in better shape than when we began 2006. Tax receipts are up and unemployment is down. Kentucky municipal bonds continued to be in great demand in 2006. Reduced availability, due in large part to continued strong retail and institutional demand, caused rates to remain relatively unchanged from the previous year.

      The investment objective of Churchill Tax-Free Fund of Kentucky is to provide as high a level of double tax-exempt current income as is consistent with the preservation of capital. This objective continues to be successfully addressed by adhering to a discipline of solid fundamental, conservative portfolio management ideals. The net asset value of the Fund's Class A shares began 2006 at $10.60 per share. We ended the year with a net asset value of $10.59 per share. The Fund continues to maintain an average credit quality of "AA", with no bonds rated less than "A". At year-end, nearly 80% of the portfolio was rated "AAA". Our "laddered" maturity structure helps us manage price volatility. The Fund has an average life of approximately 13.75 years and a modified duration of approximately 5.50 years. We continue to maintain a well-diversified portfolio of over 200 different Kentucky issues.

      We are optimistic about the prospects for the U. S. and Kentucky economies in 2007, and will continue to react appropriately to any signs of rising inflation. We believe it is going to take continued vigilance and, if necessary, intervention by the Federal Reserve to keep our economy on a positive track while addressing inflation pressures over the course of 2007. To address these concerns, we intend to "stay the course" and manage the portfolio by taking advantage of opportunities in the Kentucky marketplace that are consistent with the investment objectives of the Fund.

PERFORMANCE REPORT

      The following graph illustrates the value of $10,000 invested in the Class A shares of Churchill Tax-Free Fund of Kentucky for the 10-year period ended December 31, 2006 as compared with the Lehman Brothers Quality Intermediate Municipal Bond Index ("Lehman Index") and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Lehman Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance.

           [Graphic of a line chart with the following information:]

                                                                                 Lehman Brothers
                Cost of        Fund Class A Shares      Fund Class A Shares    Quality Intermediate
              Living Index       no sales charge         with sales charge     Municipal Bond Index
12/96           $10,000                $10,000                $ 9,600                $10,000
12/97            10,170                 10,800                 10,368                 10,732
12/98            10,334                 11,348                 10,894                 11,376
12/99            10,612                 11,177                 10,730                 11,409
12/00            10,971                 12,110                 11,625                 12,393
12/01            11,141                 12,599                 12,095                 13,077
12/02            11,406                 13,576                 13,033                 14,284
12/03            11,620                 14,255                 13,684                 14,947
12/04            11,999                 14,900                 14,304                 15,398
12/05            12,409                 15,208                 14,599                 15,654
12/06            12,724                 15,879                 15,243                 16,246

                                        AVERAGE ANNUAL TOTAL RETURN
                                   FOR PERIODS ENDED DECEMBER 31, 2006
                                  -------------------------------------
                                                                SINCE
CLASS AND INCEPTION DATE          1 YEAR  5 YEARS   10 YEARS  INCEPTION
------------------------          ------  -------   --------  ---------

Class A (5/21/87)
  With Sales Charge ..........   (0.12)%    3.84%     4.31%    5.90%
  Without Sales Charge .......    4.02%     4.69%     4.73%    6.12%

Class C (4/01/96)
  With CDSC ..................    2.12%     3.79%     3.84%    4.01%
  Without CDSC ...............    3.15%     3.79%     3.84%    4.01%

Class Y (4/01/96)
  No Sales Charge ............    4.08%     4.83%     4.89%    5.03%

Class I (8/06/01)
  No Sales Charge ............    3.87%     4.52%      n/a     4.29%

COMPARATIVE INDEX
------------------------------
Lehman Index .................    3.78%     4.44%     4.97%    5.98% (Class A)
                                                               5.04% (Class C&Y)
                                                               4.29% (Class I)

Total return figures shown for the Fund reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC), imposed on redemptions made within the first 12 months after purchase. Class I and Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class's income may be subject to Federal and state income taxes. Past performance is not predictive of future investment results.

--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Churchill Tax-Free Fund of Kentucky:

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Churchill Tax-Free Fund of Kentucky as of December 31, 2006 and the related statement of operations for the year then ended, and the changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three year period ended December 31, 2004 have been audited by other auditors, whose report dated February 18, 2005 expressed an unqualified opinion on such financial highlights.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Churchill Tax-Free Fund of Kentucky as of December 31, 2006, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                        TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 26, 2007

--------------------------------------------------------------------------------

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2006

                                                                             RATING
     PRINCIPAL                                                              MOODY'S/
      AMOUNT      GENERAL OBLIGATION BONDS (4.6%)                              S&P              VALUE
--------------    -------------------------------------------------------   --------       -------------
                  Bowling Green, Kentucky
$      200,000    5.300%, 06/01/18 ......................................     Aa3/NR       $     213,576
                  Hardin County, Kentucky
       170,000    5.000%, 06/01/17 AMBAC Insured ........................     Aaa/NR             176,001
                  Lexington-Fayette Urban County, Kentucky
     4,175,000    4.250%, 05/01/23 MBIA Insured .........................    Aaa/AAA           4,188,109
                  Lexington-Fayette Urban County, Kentucky
                     Government Project Unlimited Tax
       340,000    5.150%, 12/01/17 ......................................    Aa2/AA+             360,594
                  Louisville, Kentucky Unlimited Tax
     2,205,000    5.000%, 10/01/21 FGIC Insured .........................    Aaa/AAA           2,325,084
                  Louisville & Jefferson County, Kentucky
       955,000    4.200%, 11/01/22 MBIA Insured .........................    Aaa/AAA             954,952
                  Louisville & Jefferson County, Kentucky Metro
                     Government Unlimited Tax
     1,590,000    5.000%, 11/01/19 ......................................    Aa2/AA+           1,713,559
     1,825,000    5.000%, 11/01/20 ......................................    Aa2/AA+           1,961,711
                  Warren County, Kentucky Judicial Unlimited Tax
       345,000    5.100%, 09/01/17 AMBAC Insured ........................     Aaa/NR             368,505
       365,000    5.150%, 09/01/18 AMBAC Insured ........................     Aaa/NR             390,488
                                                                                           -------------
                  Total General Obligation Bonds ........................                     12,652,579
                                                                                           -------------

                  REVENUE BONDS (94.2%)

                  State Agencies (21.0%)
                  Kentucky Area Development District Financing
       500,000    5.000%, 12/01/23 LOC Wachovia Bank ....................     NR/AA              524,580
                  Kentucky Asset/Liability Commission
       500,000    4.500%, 10/01/22 FGIC Insured .........................    Aaa/AAA             516,400
                  Kentucky Infrastructure Authority
     1,000,000    5.250%, 06/01/12 ......................................     Aa3/A+           1,061,650
       635,000    5.250%, 06/01/12 ......................................     Aa3/A+             645,166
      2,740,000   5.250%, 06/01/14 ......................................     Aa3/A+           2,907,770
     1,235,000    5.250%, 08/01/17 ......................................     NR/AA            1,348,484
       230,000    5.000%, 06/01/21 ......................................     Aa3/A+             240,718

                                                                             RATING
   PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
--------------    -------------------------------------------------------   --------       -------------
                  STATE AGENCIES (CONTINUED)
                  Kentucky State Property and Buildings Commission
$    4,000,000    5.375%, 02/01/14 FSA Insured (pre-refunded) ...........    Aaa/AAA       $   4,318,840
     1,000,000    5.000%, 11/01/15 AMBAC Insured ........................    Aaa/AAA           1,079,600
     2,725,000    5.375%, 08/01/16 FSA Insured ..........................    Aaa/AAA           2,915,396
     4,735,000    5.250%, 10/01/17 ......................................     Aa3/A+           5,012,755
     1,250,000    5.500%, 11/01/17 FSA Insured ..........................    Aaa/AAA           1,368,925
     1,000,000    5.000%, 11/01/17 AMBAC Insured ........................    Aaa/AAA           1,074,600
     6,000,000    5.250%, 10/01/18 ......................................     Aa3/A+           6,351,960
     1,500,000    5.000%, 11/01/18 AMBAC Insured ........................    Aaa/AAA           1,608,180
     4,000,000    5.375%, 10/01/19 MBIA Insured (pre-refunded) ..........    Aaa/AAA           4,301,320
     1,925,000    5.000%, 10/01/19 ......................................     Aa3/A+           2,008,468
       785,000    5.150%, 11/01/19 FSA Insured ..........................    Aaa/AAA             843,263
     3,000,000    5.000%, 11/01/19 FSA Insured ..........................    Aaa/AAA           3,183,150
     5,000,000    5.000%, 10/01/22 MBIA Insured (pre-refunded) ..........    Aaa/AAA           5,393,700
                  Kentucky State Property Buildings Community Revenues
     7,200,000    5.000%, 08/01/21 FSA Insured ..........................    Aaa/AAA           7,755,984
     2,500,000    5.000%, 08/01/24 FSA Insured ..........................    Aaa/AAA           2,689,300
                                                                                           -------------
                  Total State Agencies ..................................                     57,150,209
                                                                                           -------------

                  COUNTY AGENCIES (4.8%)
                  Jefferson County, Kentucky Capital Projects
       570,000    5.250%, 06/01/13 MBIA Insured .........................    Aaa/AAA             585,002
       520,000    5.250%, 06/01/14 MBIA Insured .........................    Aaa/AAA             533,666
     3,370,000    5.375%, 06/01/18 MBIA Insured .........................    Aaa/AAA           3,459,271
     1,640,000    5.375%, 06/01/22 MBIA Insured .........................    Aaa/AAA           1,682,837
     5,935,000    5.500%, 06/01/28 MBIA Insured .........................    Aaa/AAA           6,091,269
                  Nelson County, Kentucky Court Facilities Project Revenue
        185,000    5.000%, 06/01/21 .....................................     Aa3/NR             194,922
                  Warren County, Kentucky Justice Center
       365,000    4.300%, 09/01/22 MBIA Insured .........................     Aaa/NR             368,931
                                                                                           -------------
                  Total County Agencies .................................                     12,915,898
                                                                                           -------------

                  CITY/MUNICIPALITY OBLIGATIONS (0.2%)
                  Shelbyville, Kentucky Certificates of Participation
       625,000    5.000%, 10/01/22 ......................................     A2/NR              654,781
                                                                                           -------------
                  Total City/Municipality Obligations ...................                        654,781
                                                                                           -------------

                                                                             RATING
   PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
--------------    -------------------------------------------------------   --------       -------------
                  HOSPITALS (6.9%)
                  Jefferson County, Kentucky Health Facilities Revenue
$    1,715,000    5.650%, 01/01/17 AMBAC Insured ........................    Aaa/AAA       $   1,751,855
     2,200,000    5.250%, 05/01/17 ......................................      NR/A            2,334,266
       815,000    5.125%, 10/01/17 AMBAC Insured ETM ....................    Aaa/AAA             833,052
                  Jefferson County, Kentucky Revenue
                     Medical Center Revenue
     2,000,000    5.500%, 05/01/22 ......................................      NR/A            2,148,720
                  Kentucky Economic Development Finance Authority
     1,000,000    5.000%, 02/01/18 FSA Insured ..........................    Aaa/AAA           1,027,470
                  Lexington-Fayette Urban County, Kentucky Public
                     Facilities Revenue
       500,000    4.250%, 10/01/26 MBIA Insured .........................     Aaa/NR             488,855
                  Louisville & Jefferson County, Kentucky
                     Medical Center Revenue
     1,000,000    5.000%, 06/01/18 ......................................      NR/A            1,069,030
                  Louisville & Jefferson County, Kentucky Metropolitan
                     Government Health System Revenue (Norton)
     7,590,000    5.000%, 10/01/26 ......................................     NR/A-            7,916,598
     1,000,000    5.000%, 10/01/30 ......................................     NR/A-            1,038,220
                                                                                           -------------
                  Total Hospitals .......................................                     18,608,066
                                                                                           -------------

                  HOUSING (9.7%)
                  Kentucky Housing Corporation Housing Revenue
       405,000    4.350%, 01/01/15 AMT ..................................    Aaa/AAA             409,086
       140,000    4.200%, 01/01/15 AMT ..................................    Aaa/AAA             141,898
       250,000    4.100%, 01/01/15 AMT ..................................    Aaa/AAA             251,765
       170,000    4.100%, 07/01/15 AMT ..................................    Aaa/AAA             171,200
       265,000    4.650%, 01/01/16 AMT ..................................    Aaa/AAA             272,852
       210,000    4.300%, 01/01/16 AMT ..................................    Aaa/AAA             213,131
       150,000    4.250%, 01/01/16 AMT ..................................    Aaa/AAA             152,364
       200,000    4.200%, 01/01/16 AMT ..................................    Aaa/AAA             201,960
       420,000    4.650%, 07/01/16 AMT ..................................    Aaa/AAA             434,158
       610,000    4.300%, 07/01/16 AMT ..................................    Aaa/AAA             619,095
       550,000    4.200%, 07/01/16 AMT ..................................    Aaa/AAA             555,390

                                                                             RATING
   PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
--------------    -------------------------------------------------------   --------       -------------
                  HOUSING (CONTINUED)
                  Kentucky Housing Corp. Housing Revenue (continued)
$      555,000    4.200%, 01/01/17 ......................................    Aaa/AAA       $     560,689
       100,000    5.125%, 07/01/17 ......................................    Aaa/AAA             102,092
       680,000    4.200%, 07/01/17 ......................................    Aaa/AAA             686,970
       470,000    4.800%, 01/01/18 AMT ..................................    Aaa/AAA             484,039
       285,000    4.250%, 01/01/18 ......................................    Aaa/AAA             287,733
       575,000    4.800%, 07/01/18 AMT ..................................    Aaa/AAA             592,175
       180,000    4.250%, 07/01/18 ......................................    Aaa/AAA             181,726
       900,000    4.800%, 07/01/20 AMT ..................................    Aaa/AAA             920,439
     1,150,000    5.350%, 01/01/21 AMT ..................................    Aaa/AAA           1,187,467
     6,285,000    5.450%, 07/01/22 AMT ..................................    Aaa/AAA           6,557,832
     4,065,000    5.250%, 07/01/22 AMT ..................................    Aaa/AAA           4,205,446
       245,000    5.200%, 07/01/22 ......................................    Aaa/AAA             252,921
       415,000    5.100%, 07/01/22 AMT ..................................    Aaa/AAA            427,608
     4,140,000    5.200%, 07/01/25 AMT ..................................    Aaa/AAA           4,285,728
       275,000    5.375%, 07/01/27 ......................................    Aaa/AAA             285,524
       570,000    5.550%, 07/01/33 ......................................    Aaa/AAA             591,854
                  Kentucky Housing Multifamily Mortgage Revenue
     1,325,000    5.000%, 06/01/35 AMT ..................................     NR/AAA           1,371,163
                                                                                           -------------
                  Total Housing .........................................                     26,404,305
                                                                                           -------------

                  SCHOOLS (27.4%)
                  Barren County, Kentucky School Building Revenue
     1,265,000    4.250%, 08/01/25 CIFG Assurance North
                     America, Inc. Insured ..............................     Aaa/NR           1,264,962
     1,670,000    4.375%, 08/01/26 CIFG Assurance North
                     America, Inc. Insured ..............................     Aaa/NR           1,683,610
                  Beechwood, Kentucky Independent School District
                     Finance Corp.
       180,000    5.650%, 03/01/20 ......................................     Aa3/NR             192,188
                  Berea, Kentucky Educational Facilities Revenue
                     (Berea College)
     1,000,000    4.125%, 06/01/25 ......................................     Aaa/NR             975,380
                  Boone County, Kentucky School District Finance Corp.
     1,730,000    4.125%, 08/01/22 XLCA Insured .........................     Aaa/NR           1,725,035

                                                                             RATING
   PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
--------------    -------------------------------------------------------   --------       -------------
                  SCHOOLS (CONTINUED)
                  Boone County, Kentucky School District Finance Corp.
                      School Building
$      660,000    5.000%, 06/01/15 ......................................     Aa3/NR       $     676,790
       285,000    5.700%, 02/01/16 ......................................     Aa3/NR             304,648
       140,000    4.750%, 06/01/20 FSA Insured ..........................    Aaa/AAA             145,401
     1,000,000    5.375%, 08/01/20 FSA Insured ..........................     Aaa/NR           1,067,120
     1,580,000    4.500%, 08/01/23 FSA Insured ..........................     Aaa/NR           1,634,652
                  Boyd County, Kentucky School District Finance Corp.
     1,025,000    5.000%, 10/01/15 ......................................     Aa3/NR           1,055,391
       575,000    5.375%, 10/01/17 ......................................     Aa3/NR             593,440
                  Bullitt County, Kentucky School District Finance Corp.
       200,000    4.300%, 10/01/21 ......................................     Aaa/NR             202,222
     2,455,000    4.500%, 10/01/22 MBIA Insured .........................     Aaa/NR           2,544,166
     2,590,000    4.500%, 10/01/23 MBIA Insured .........................     Aaa/NR           2,682,333
                  Christian County, Kentucky School District Finance Corp.
       820,000    4.000%, 08/01/19 XLCA Insured .........................     Aaa/NR             821,755
       855,000    4.000%, 08/01/20 XLCA Insured .........................     Aaa/NR             854,974
       905,000    4.000%, 08/01/21 XLCA Insured .........................     Aaa/NR             902,004
     1,465,000    4.000%, 08/01/22 XLCA Insured .........................     Aaa/NR           1,456,562
     1,525,000    4.125%, 08/01/23 XLCA Insured .........................     Aaa/NR           1,518,610
     1,590,000    4.125%, 08/01/24 XLCA Insured .........................     Aaa/NR           1,579,140
                  Daviess County, Kentucky School District Finance Corp.
       200,000    5.000%, 06/01/24 ......................................     Aa3/NR             211,392
                  Fayette County, Kentucky School District Finance Corp.
     5,000,000    4.250%, 04/01/23 FSA Insured ..........................    Aaa/AAA           5,030,850
                  Floyd County, Kentucky School Building
       680,000    4.375%, 10/01/22 ......................................     Aa3/NR             685,617
                  Floyd County, Kentucky School Finance
                     Corporation School Building
       380,000    4.000%, 03/01/17 XLCA Insured .........................     Aaa/NR             384,347
     1,320,000    4.000%, 03/01/23 XLCA Insured .........................     Aaa/NR           1,310,628
     1,855,000    4.125%, 03/01/26 XLCA Insured .........................     Aaa/NR           1,831,924
                  Fort Thomas, Kentucky Independent
                     School District Finance
       785,000    4.375%, 04/01/21 ......................................     Aa3/NR             792,991

                                                                             RATING
   PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
--------------    -------------------------------------------------------   --------       -------------
                  SCHOOLS (CONTINUED)
                  Franklin County, Kentucky School District Finance Corp.
$      330,000    4.500%, 04/01/18 ......................................     Aa3/NR       $     341,527
     1,000,000    5.000%, 04/01/24 ......................................     Aa3/NR           1,055,840
                  Graves County, Kentucky School Building Revenue
     1,260,000    5.000%, 06/01/22 ......................................     Aa3/NR           1,329,829
     1,320,000    5.000%, 06/01/23 ......................................     Aa3/NR           1,391,636
                  Hardin County, Kentucky School District Finance Corp.
     1,475,000    4.000%, 02/01/19 AMBAC Insured ........................     Aaa/NR           1,477,994
                  Hickman County, Kentucky School District Finance
                     Corp. School Building Revenue
       250,000    5.000%, 06/01/24 ......................................     Aa3/NR             264,240
                  Jefferson County, Kentucky School District Finance
                     Corp. School Building
       250,000    5.250%, 07/01/16 FSA Insured ..........................    Aaa/AAA             263,338
       150,000    5.000%, 04/01/20 FSA Insured ..........................    Aaa/AAA             157,717
     1,360,000    4.250%, 06/01/21 FSA Insured ..........................    Aaa/AAA           1,371,451
                  Jessamine County, Kentucky School District Finance
                     Corp. School Building Revenue
     1,205,000    4.900%, 05/01/22 ......................................     Aa3/NR           1,252,971
                  Kenton County, Kentucky School Building Revenue
       590,000    4.250%, 10/10/22 FSA Insured ..........................     Aaa/NR             589,965
                  Kenton County, Kentucky School District
       955,000    5.000%, 04/01/16 ......................................     Aa3/NR           1,004,307
     1,055,000    5.000%, 04/01/17 ......................................     Aa3/NR           1,112,540
       605,000    5.000%, 04/01/19 ......................................     Aa3/NR             636,823
                  Kenton County, Kentucky School District
                     Finance Corporation
       445,000    4.300%, 04/01/22 CIFG Assurance North America,
                     Inc. Insured .......................................     Aaa/NR             450,055
     4,250,000    5.000%, 06/01/22 MBIA Insured .........................     Aaa/NR           4,534,070
       750,000    4.375%, 04/01/24 CIFG Assurance North America,
                     Inc. Insured .......................................     Aaa/NR             761,078
       325,000    4.400%, 04/01/26 CIFG Assurance North America,
                     Inc. Insured .......................................     Aaa/NR             330,665
                  Kentucky Economic Development Finance Authority
                     College Revenue Centre College
     1,230,000    5.000%, 04/01/17 FSA Insured ..........................    Aaa/AAA           1,305,424
     1,675,000    5.000%, 04/01/19 FSA Insured ..........................    Aaa/AAA           1,771,514

                                                                             RATING
   PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
--------------    -------------------------------------------------------   --------       -------------
                  SCHOOLS (CONTINUED)
                  Larue County, Kentucky School District Finance Corp.
$      270,000    4.500%, 07/01/21 MBIA Insured .........................     Aaa/NR       $     276,712
       470,000    4.500%, 07/01/22 MBIA Insured .........................     Aaa/NR             482,798
       785,000    4.500%, 07/01/23 MBIA Insured .........................     Aaa/NR             805,755
                  Lexington-Fayette Urban County, Kentucky
                     Government Project Transylvania University
     1,320,000    5.125%, 08/01/18 MBIA Insured .........................    Aaa/AAA           1,361,356
                  Lexington-Fayette Urban County, Kentucky
                     Government Project U.K. Library
       725,000    5.000%, 11/01/15 MBIA Insured .........................    Aaa/AAA             756,059
       300,000    5.000%, 11/01/20 MBIA Insured .........................    Aaa/AAA             312,690
                  Louisville & Jefferson County, Kentucky University
                     of Louisville
       500,000    5.000%, 06/01/19 AMBAC Insured ........................    Aaa/AAA             540,205
       525,000    5.000%, 06/01/20 AMBAC Insured ........................    Aaa/AAA             566,044
                  Magoffin County, Kentucky School District
       450,000    4.250%, 08/01/25 AMBAC Insured ........................     Aaa/NR             451,746
                  Meade County, Kentucky School District
       490,000    4.250%, 09/01/26 MBIA Insured .........................     Aaa/NR             491,132
                  Oldham County, Kentucky School District Finance Corp.
       900,000    5.000%, 05/01/19 MBIA Insured .........................     Aaa/NR             964,278
                  Scott County, Kentucky School Building
       100,000    5.000%, 03/01/22 ......................................     Aa3/NR             105,621
                  Scott County, Kentucky School District Finance Corp.
     1,115,000    4.200%, 01/01/22 AMBAC Insured ........................     Aaa/NR           1,126,317
     1,955,000    4.250%, 01/01/23 AMBAC Insured ........................     Aaa/NR           1,980,122
     1,560,000    4.300%, 01/01/24 AMBAC Insured ........................     Aaa/NR           1,577,893
       200,000    5.000%, 06/01/24 FSA Insured ..........................     Aaa/NR             213,632
                  Spencer County, Kentucky School District Finance Corp.
     1,415,000    5.000%, 07/01/19 FSA insured ..........................     Aaa/NR           1,518,125
                  University Kentucky General Receipts
       885,000    4.500%, 10/01/22 XLCA Insured .........................    Aaa/AAA             905,992
     1,545,000    4.500%, 10/01/23 XLCA Insured .........................    Aaa/AAA           1,580,411
     1,625,000    4.500%, 10/01/25 XLCA Insured .........................    Aaa/AAA           1,657,029
     1,010,000    4.500%, 10/01/26 XLCA Insured .........................    Aaa/AAA           1,028,291
                  Warren County, Kentucky School District Finance Corp.
       295,000    4.125%, 02/01/23 MBIA Insured .........................     Aaa/NR             293,790
                                                                                           -------------
                  Total Schools .........................................                     74,527,114
                                                                                           -------------

                                                                             RATING
   PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
--------------    -------------------------------------------------------   --------       -------------
                  TRANSPORTATION (10.4%)
                  Kenton County, Kentucky Airport Board Airport Revenue
$    1,570,000    5.000%, 03/01/13 MBIA Insured AMT .....................    Aaa/AAA       $   1,658,375
       750,000    5.625%, 03/01/14 MBIA Insured AMT .....................    Aaa/AAA             809,153
     1,000,000    5.500%, 03/01/17 MBIA Insured AMT .....................    Aaa/AAA           1,081,100
     2,230,000    5.500%, 03/01/18 MBIA Insured AMT .....................    Aaa/AAA           2,407,084
     1,300,000    5.000%, 03/01/23 MBIA Insured AMT .....................    Aaa/AAA           1,352,988
                  Kentucky Interlocal School Transportation Authority
       145,000    5.400%, 06/01/17 ......................................     Aa3/A+             145,766
       400,000    6.000%, 12/01/20 ......................................     Aa3/A+             405,868
       200,000    6.000%, 12/01/20 ......................................     Aa3/A+             202,934
       300,000    5.800%, 12/01/20 ......................................     Aa3/A+             304,161
       400,000    5.650%, 12/01/20 ......................................     Aa3/A+             405,308
       350,000    5.600%, 12/01/20 ......................................     Aa3/A+             354,575
                  Kentucky State Turnpike Authority Economic
                     Development & Resource Recovery Road Revenue
     1,000,000    5.625%, 07/01/12 FSA Insured (pre-refunded) ...........    Aaa/AAA           1,073,510
       200,000    5.625%, 07/01/13 FSA Insured (pre-refunded) ...........    Aaa/AAA             214,702
       500,000    5.625%, 07/01/14 FSA Insured (pre-refunded) ...........    Aaa/AAA             536,755
       450,000    5.250%, 07/01/15 FSA Insured (pre-refunded) ...........    Aaa/AAA             476,861
     3,455,000    5.100%, 07/01/18 FSA Insured ..........................    Aaa/AAA           3,640,326
                  Louisville & Jefferson County Regional Airport, Kentucky
     2,000,000    5.750%, 07/01/15 FSA Insured AMT ......................    Aaa/AAA           2,170,500
     2,000,000    5.500%, 07/01/15 FSA Insured AMT ......................    Aaa/AAA           2,175,980
     1,650,000    5.750%, 07/01/17 FSA Insured AMT ......................    Aaa/AAA           1,785,696
     1,000,000    5.250%, 07/01/18 FSA Insured AMT ......................    Aaa/AAA           1,066,130
     1,370,000    5.250%, 07/01/21 FSA Insured AMT ......................    Aaa/AAA           1,453,392
     3,390,000    5.250%, 07/01/22 FSA Insured AMT ......................    Aaa/AAA           3,594,349
       275,000    5.375%, 07/01/23 FSA Insured AMT ......................    Aaa/AAA             291,077
       500,000    5.000%, 07/01/25 MBIA Insured AMT .....................    Aaa/AAA             512,540
                                                                                           -------------
                  Total Transportation ..................................                     28,119,130
                                                                                           -------------

                  UTILITIES (13.8%)
                  Bardstown, Kentucky
       200,000    5.000%, 12/01/19 MBIA Insured .........................     Aaa/NR             210,510
                  Boone County, Kentucky Pollution Control
                     Rev. - Dayton Power & Light
     1,000,000    4.700%, 01/01/28 FGIC Insured .........................    Aaa/AAA           1,035,400

                                                                             RATING
   PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
--------------    -------------------------------------------------------   --------       -------------
                  UTILITIES (CONTINUED)
                  Campbell & Kenton Counties, Kentucky Sanitation
                     District Revenue
$    1,695,000    4.300%, 08/01/24 MBIA Insured .........................    Aaa/AAA       $   1,704,221
       300,000    4.300%, 08/01/27 MBIA Insured .........................    Aaa/AAA             296,358
     1,450,000    4.300%, 08/01/28 MBIA Insured .........................    Aaa/AAA           1,429,889
       805,000    4.375%, 08/01/30 MBIA Insured .........................    Aaa/AAA             799,703
                  Campbell & Kenton Counties, Kentucky Sanitation
                     Sewer District
       100,000    5.000%, 08/01/24 FSA Insured ..........................    Aaa/AAA             105,052
                  Kentucky Rural Water Finance Corp.
       205,000    4.250%, 08/01/19 MBIA Insured .........................    Aaa/AAA             208,711
       595,000    5.000%, 02/01/20 AMBAC Insured ........................    Aaa/AAA             629,748
       210,000    4.250%, 08/01/20 MBIA Insured .........................    Aaa/AAA             213,301
       200,000    4.375%, 08/01/22 MBIA Insured .........................    Aaa/AAA             203,520
       240,000    4.500%, 08/01/23 MBIA Insured .........................    Aaa/AAA             247,342
       200,000    4.500%, 02/01/24 MBIA Insured .........................    Aaa/AAA             205,032
       255,000    4.500%, 08/01/24 MBIA Insured .........................    Aaa/AAA             262,392
       290,000    4.500%, 08/01/27 MBIA Insured .........................    Aaa/AAA             297,024
       245,000    4.600%, 08/01/28 MBIA Insured .........................    Aaa/AAA             252,654
       315,000    4.625%, 08/01/29 MBIA Insured .........................    Aaa/AAA             325,206
                  Lexington-Fayette Urban County Government,
                     Kentucky Sewer System
     1,000,000    5.000%, 07/01/19 ......................................     Aa3/AA           1,056,290
                  Louisville, Kentucky Waterworks Board
                     Water System Revenue
     1,000,000    5.250%, 11/15/16 FSA Insured ..........................    Aaa/AAA           1,056,760
     1,000,000    5.250%, 11/15/17 FSA Insured ..........................    Aaa/AAA           1,056,020
     2,530,000    5.250%, 11/15/18 FSA Insured ..........................    Aaa/AAA           2,668,948
     6,600,000    5.250%, 11/15/22 FSA Insured ..........................    Aaa/AAA           6,947,886
     2,415,000    5.250%, 11/15/24 FSA Insured ..........................    Aaa/AAA           2,541,401
                  Louisville & Jefferson County, Kentucky
                     Metropolitan Sewer District
     1,000,000    5.000%, 05/15/12 FGIC Insured .........................    Aaa/AAA           1,027,820
     2,565,000    5.375%, 05/15/17 MBIA Insured .........................    Aaa/AAA           2,785,539
     2,180,000    5.000%, 05/15/18 FSA Insured ..........................    Aaa/AAA           2,359,349
     2,380,000    4.250%, 05/15/20 FSA Insured ..........................    Aaa/AAA           2,413,391
     2,510,000    4.250%, 05/15/21 FSA Insured ..........................    Aaa/AAA           2,531,009

                                                                             RATING
   PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
--------------    -------------------------------------------------------   --------       -------------
                  UTILITIES (CONTINUED)
                  Louisville & Jefferson County, Kentucky
                     Metropolitan Sewer District (continued)
$      400,000    5.000%, 05/15/22 FGIC Insured .........................    Aaa/AAA       $     409,940
                  Northern Kentucky Water District
       660,000    5.000%, 02/01/23 FGIC Insured .........................     Aaa/NR             691,258
                  Owensboro, Kentucky Electric and Power
     1,555,000    5.000%, 01/01/20 FSA Insured ..........................    Aaa/AAA           1,604,278
                                                                                           -------------
                  Total Utilities .......................................                     37,575,952
                                                                                           -------------
                     Total Revenue Bonds ................................                    255,955,455
                                                                                           -------------
                     Total Investments (cost $261,548,644 - note 4) .....      98.8%         268,608,034
                     Other assets less liabilities ......................       1.2            3,221,838
                                                                             -------       -------------
                     Net Assets .........................................     100.0%       $ 271,829,872
                                                                             =======       =============

                                                                  PERCENT OF
      PORTFOLIO DISTRIBUTION BY QUALITY RATING (UNAUDITED)         PORTFOLIO
      ----------------------------------------------------         ---------

      Aaa of Moody's or AAA of S&P .......................            79.3%
      Aa of Moody's or AA of S&P .........................            15.1
      A of Moody's or S&P ................................             5.6
                                                                    ------
                                                                     100.0%
                                                                    ======

                         PORTFOLIO ABBREVIATIONS:
      ----------------------------------------------------
      AMBAC - American Municipal Bond Assurance Corp.
      AMT -   Alternative Minimum Tax
      CIFG -  CDC IXIS Financial Guaranty
      ETM -   Escrowed To Maturity
      FGIC -  Financial Guaranty Insurance Co.
      FSA -   Financial Security Assurance
      LOC -   Letter of Credit
      MBIA -  Municipal Bond Investors Assurance
      NR -    Not Rated
      XLCA -  XL Capital Assurance

                 See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006

ASSETS
     Investments at value (cost $261,548,644) .........................................    $268,608,034
     Interest receivable ..............................................................       3,757,364
     Receivable for Fund shares sold ..................................................         538,120
     Other assets .....................................................................          17,889
                                                                                           ------------
     Total assets .....................................................................     272,921,407
                                                                                           ------------
LIABILITIES
   Cash overdraft .....................................................................         276,980
   Payable for Fund shares redeemed ...................................................         296,761
   Dividends payable ..................................................................         280,368
   Management fee payable .............................................................          92,766
   Distribution and service fees payable ..............................................          64,985
   Accrued expenses ...................................................................          79,675
                                                                                           ------------
   Total liabilities ..................................................................       1,091,535
                                                                                           ------------
NET ASSETS ............................................................................    $271,829,872
                                                                                           ============
   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share     $    256,718
   Additional paid-in capital .........................................................     262,597,370
   Net unrealized appreciation on investments (note 4) ................................       7,059,390
   Undistributed net investment income ................................................         428,272
   Accumulated net realized gain on investments .......................................       1,488,122
                                                                                           ------------
                                                                                           $271,829,872
                                                                                           ============
CLASS A
   Net Assets .........................................................................    $211,501,102
                                                                                           ============
   Capital shares outstanding .........................................................      19,976,011
                                                                                           ============
   Net asset value and redemption price per share .....................................    $      10.59
                                                                                           ============
   Offering price per share (100/96 of $10.59 adjusted to nearest cent) ...............    $      11.03
                                                                                           ============
CLASS C
   Net Assets .........................................................................    $  5,685,676
                                                                                           ============
   Capital shares outstanding .........................................................         537,262
                                                                                           ============
   Net asset value and offering price per share .......................................    $      10.58
                                                                                           ============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ......................................    $      10.58*
                                                                                           ============
CLASS I
   Net Assets .........................................................................    $  8,018,312
                                                                                           ============
   Capital shares outstanding .........................................................         757,699
                                                                                           ============
   Net asset value, offering and redemption price per share ...........................    $      10.58
                                                                                           ============
CLASS Y
   Net Assets .........................................................................    $ 46,624,782
                                                                                           ============
   Capital shares outstanding .........................................................       4,400,843
                                                                                           ============
   Net asset value, offering and redemption price per share ...........................    $      10.59
                                                                                           ============

                 See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                             STATEMENT OF OPERATIONS
                           YEAR ENDED DECMBER 31, 2006

INVESTMENT INCOME:

     Interest income ......................................                      $  12,434,062

Expenses:

     Management fee (note 3) ..............................    $   1,110,962
     Distribution and service fees (note 3) ...............          405,055
     Transfer and shareholder servicing agent fees ........          165,768
     Trustees' fees and expenses (note 8) .................          136,677
     Legal fees (note 3) ..................................           68,145
     Fund accounting fees .................................           59,369
     Custodian fees .......................................           46,231
     Shareholders' reports and proxy statements ...........           41,541
     Insurance ............................................           19,132
     Auditing and tax fees ................................           18,998
     Registration fees and dues ...........................            9,223
     Chief compliance officer (note 3) ....................            4,544
     Miscellaneous ........................................           28,665
                                                               -------------
     Total expenses .......................................        2,114,310

     Expenses paid indirectly (note 6) ....................          (18,662)
                                                               -------------
     Net expenses .........................................                          2,095,648
                                                                                 -------------
     Net investment income ................................                         10,338,414

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions         1,488,134
     Change in unrealized appreciation on investments .....       (1,028,674)
                                                               -------------
     Net realized and unrealized gain (loss) on investments                            459,460
                                                                                 -------------
     Net change in net assets resulting from operations ...                      $  10,797,874
                                                                                 =============

                 See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                YEAR ENDED          YEAR ENDED
                                                            DECEMBER 31, 2006   DECEMBER 31, 2005
                                                            -----------------   -----------------
OPERATIONS:
   Net investment income ...............................      $  10,338,414       $  10,856,949
   Net realized gain (loss) from securities transactions          1,488,134           1,064,505
   Change in unrealized appreciation on investments ....         (1,028,674)         (4,961,711)
                                                              -------------       -------------
     Change in net assets from operations ..............         10,797,874           6,959,743
                                                              -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
   Class A Shares:
   Net investment income ...............................         (8,091,702)         (8,497,105)
   Net realized gain on investments ....................           (683,967)                 --

   Class C Shares:
   Net investment income ...............................           (182,422)           (226,903)
   Net realized gain on investments ....................            (18,381)                 --

   Class I Shares:
   Net investment income ...............................           (280,046)           (277,644)
   Net realized gain on investments ....................            (25,907)                 --

   Class Y Shares:
   Net investment income ...............................         (1,790,592)         (1,888,768)
   Net realized gain on investments ....................           (150,999)                 --
                                                              -------------       -------------
     Change in net assets from distributions ...........        (11,224,016)        (10,890,420)
                                                              -------------       -------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
   Proceeds from shares sold ...........................         23,546,485          33,559,576
   Reinvested dividends and distributions ..............          4,954,954           4,311,984
   Cost of shares redeemed .............................        (42,932,145)        (44,707,514)
                                                              -------------       -------------
   Change in net assets from capital share transactions         (14,430,706)         (6,835,954)
                                                              -------------       -------------

   Change in net assets ................................        (14,856,848)        (10,766,631)

NET ASSETS:
   Beginning of period .................................        286,686,720         297,453,351
                                                              -------------       -------------

   End of period* ......................................      $ 271,829,872       $ 286,686,720
                                                              =============       =============

   * Includes undistributed net investment income of: ..      $     428,272       $     434,620
                                                              =============       =============

                 See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2006

1. ORGANIZATION

      Churchill Tax-Free Fund of Kentucky (the "Fund"), a non-diversified, open-end investment company, was organized in March, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998, the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I shares carry a distribution fee and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. On December 31, 2006 the Fund increased undistributed net realized gain on investments by $4,967 and decreased additional paid-in capital by $4,967.

g) NEW ACCOUNTING PRONOUNCEMENTS: In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required to be implemented no later than June 29, 2007 and is to be applied to all open tax years as of that date. At this time, management does not believe the adoption of FIN 48 will result in any material impact on the Fund's financial statements.

      In  September  2006,  FASB issued  FASB  Statement  No.  157,  "Fair Value
      Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes adoption of SFAS 157 will have no material impact on the Fund's financial statements.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the
Manager provides all investment management and administrative services to the Fund. The Manager's services include providing the office of the Fund and all related services as well as managing relationships with of all the various support organizations to theFund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Fund's average net assets.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers ("Qualified Recipients") or others selected by Aquila Distributors, Inc. (the "Distributor") including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.15% of the Fund's average net assets represented by Class A Shares. For the year ended December 31, 2006, distribution fees on Class A Shares amounted to $325,999 of which the Distributor retained $9,125.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the year ended December 31, 2006, amounted to $47,553. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the year ended December 31, 2006, amounted to $15,851. The total of these payments with respect to Class C Shares amounted to $63,404 of which the Distributor retained $15,787.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed for any fiscal year of the Fund a rate (currently 0.20%), set from time to time by the Board of Trustees, of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, Class I has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) of not more than 0.25% of the average annual net assets represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the year ended December 31, 2006, these payments were made at the average annual rate of 0.35% of such net assets and amounted to $27,391 of which $15,652 related to the Plan and $11,739 related to the Shareholder Services Plan.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Kentucky, with the bulk of sales commissions inuring to such dealers. For the year ended December 31, 2006, total commissions on sales of Class A Shares amounted to $123,670 of which the Distributor received $11,112.

c) OTHER RELATED PARTY TRANSACTIONS:

      For the year ended December 31, 2006, the Fund incurred $66,480 of legal fees allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner at that firm.

4. PURCHASES AND SALES OF SECURITIES

      During the year ended December 31, 2006, purchases of securities and proceeds from the sales of securities aggregated $52,786,591 and $67,550,468, respectively.

      At December 31, 2006 the aggregate tax cost for all securities was $261,538,823. At December 31, 2006, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $7,094,499 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $25,288 for a net unrealized appreciation of $7,069,211.

5. PORTFOLIO ORIENTATION

      Since the Fund invests principally and may invest entirely in triple tax-free municipal obligations of issuers within Kentucky, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Kentucky and whatever effects these may have upon Kentucky issuers' ability to meet their obligations.

6. EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Fund were as follows:

                                          YEAR ENDED                       YEAR ENDED
                                       DECEMBER 31, 2006                DECEMBER 31, 2005
                                -----------------------------     -----------------------------
                                    SHARES          AMOUNT           SHARES           AMOUNT
                                ------------     ------------     ------------     ------------
CLASS A SHARES:
   Proceeds from shares sold       1,487,718     $ 15,671,235        2,024,652     $ 21,593,854
   Reinvested distributions          412,423        4,351,152          362,716        3,868,074
   Cost of shares redeemed .      (3,039,963)     (32,001,358)      (2,962,111)     (31,537,026)
                                ------------     ------------     ------------     ------------
      Net change ...........      (1,139,822)     (11,978,971)        (574,743)      (6,075,098)
                                ------------     ------------     ------------     ------------

CLASS C SHARES:
   Proceeds from shares sold          42,869          453,039           90,038          959,910
   Reinvested distributions           12,141          128,026           13,187          140,559
   Cost of shares redeemed .        (206,398)      (2,171,663)        (175,383)      (1,859,038)
                                ------------     ------------     ------------     ------------
      Net change ...........        (151,388)      (1,590,598)         (72,158)        (758,569)
                                ------------     ------------     ------------     ------------

CLASS I SHARES:
   Proceeds from shares sold              --               --           44,082          471,889
   Reinvested distributions           25,480          268,623           22,690          241,811
   Cost of shares redeemed .            (690)          (7,267)         (38,599)        (410,675)
                                ------------     ------------     ------------     ------------
      Net change ...........          24,790          261,356           28,173          303,025
                                ------------     ------------     ------------     ------------

CLASS Y SHARES:
   Proceeds from shares sold         704,473        7,422,211          984,142       10,533,923
   Reinvested distributions           19,553          207,153            5,130           61,540
   Cost of shares redeemed .        (831,561)      (8,751,857)      (1,022,004)     (10,900,775)
                                ------------     ------------     ------------     ------------
      Net change ...........        (107,535)      (1,122,493)         (32,732)        (305,312)
                                ------------     ------------     ------------     ------------
Total transactions in Fund
   shares ..................      (1,373,955)    $(14,430,706)        (651,460)    $ (6,835,954)
                                ============     ============     ============     ============

8. TRUSTEES' FEES AND EXPENSES

      At December 31, 2006 there were 6 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the year ended December 31, 2006 was $104,083 to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional or special meetings are held, the meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the year ended December 31, 2006, such meeting-related expenses amounted to $32,594.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Kentucky income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

      The tax character of distributions:

                                                  Year Ended December 31,
                                                   2006            2005
                                               -----------     -----------
      Net tax-exempt income                    $10,343,290     $10,817,058
      Ordinary income                                1,472          73,362
      Net realized gain on investments             879,254              --
                                               -----------     -----------
                                               $11,224,016     $10,890,420
                                               ===========     ===========

      As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

      Accumulated net realized gain            $ 1,487,104
      Unrealized appreciation                    7,069,211
      Undistributed tax-exempt income              419,469
                                               -----------
                                               $ 8,975,784
                                               ===========

      The difference between book basis and tax basis unrealized appreciation is attributable primarily to premium/discount adjustments.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                     Class A
                                                        -----------------------------------------------------------------
                                                                             Year Ended December 31,
                                                        -----------------------------------------------------------------
                                                           2006          2005          2004          2003          2002
                                                        ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period ................   $   10.60     $   10.74     $   10.69     $   10.66     $   10.31
                                                        ---------     ---------     ---------     ---------     ---------
Income (loss) from investment operations:
   Net investment income+ ...........................        0.39          0.39          0.42          0.44          0.47
   Net gain (loss) on securities (both
     realized and unrealized) .......................        0.03         (0.14)         0.05          0.03          0.35
                                                        ---------     ---------     ---------     ---------     ---------
   Total from investment operations .................        0.42          0.25          0.47          0.47          0.82
                                                        ---------     ---------     ---------     ---------     ---------
Less distributions (note 10):
   Dividends from net investment income .............       (0.40)        (0.39)        (0.42)        (0.44)        (0.47)
   Distributions from capital gains .................       (0.03)           --            --            --            --
                                                        ---------     ---------     ---------     ---------     ---------
   Total distributions ..............................       (0.43)        (0.39)        (0.42)        (0.44)        (0.47)
                                                        ---------     ---------     ---------     ---------     ---------
Net asset value, end of period ......................   $   10.59     $   10.60     $   10.74     $   10.69     $   10.66
                                                        =========     =========     =========     =========     =========
Total return (not reflecting sales charge) ..........        4.02%         2.39%         4.49%         4.50%         8.15%

Ratios/supplemental data
   Net assets, end of period
     (in thousands) .................................   $ 211,501     $ 223,811     $ 232,927     $ 229,176     $ 226.014
   Ratio of expenses to average
     net assets .....................................        0.76%         0.77%         0.73%         0.72%         0.72%
   Ratio of net investment income to
     average net assets .............................        3.71%         3.66%         3.96%         4.14%         4.82%
   Portfolio turnover rate ..........................       19.07%        24.87%        14.31%        17.92%        18.27%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average
     net assets .....................................        0.76%         0.76%         0.73%         0.71%         0.71%

                                                                                    Class C
                                                        -----------------------------------------------------------------
                                                                             Year Ended December 31,
                                                        -----------------------------------------------------------------
                                                           2006          2005          2004          2003          2002
                                                        ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period ................   $   10.59     $   10.73     $   10.69     $   10.66     $   10.31
                                                        ---------     ---------     ---------     ---------     ---------
Income (loss) from investment operations:
   Net investment income+ ...........................        0.30          0.30          0.33          0.35          0.38
   Net gain (loss) on securities (both
     realized and unrealized) .......................        0.03         (0.14)         0.04          0.03          0.35
                                                        ---------     ---------     ---------     ---------     ---------
   Total from investment operations .................        0.33          0.16          0.37                   0.38 0.73
                                                        ---------     ---------     ---------     ---------     ---------
Less distributions (note 10):
   Dividends from net investment income .............       (0.31)        (0.30)        (0.33)        (0.35)        (0.38)
   Distributions from capital gains .................       (0.03)           --            --            --            --
                                                        ---------     ---------     ---------     ---------     ---------
   Total distributions ..............................       (0.34)        (0.30)        (0.33)        (0.35)        (0.38)
                                                        ---------     ---------     ---------     ---------     ---------
Net asset value, end of period ......................   $   10.58     $   10.59     $   10.73     $   10.69     $   10.66
                                                        =========     =========     =========     =========     =========
Total return (not reflecting sales charge) ..........        3.15%         1.53%         3.51%         3.62%         7.23%

Ratios/supplemental data
   Net assets, end of period
     (in thousands) .................................   $   5,686     $   7,296     $   8,166     $   7,197     $   4,804
   Ratio of expenses to average
     net assets .....................................        1.62%         1.62%         1.58%         1.57%         1.56%
   Ratio of net investment income to
     average net assets .............................        2.87%         2.81%         3.11%         3.26%         3.62%
   Portfolio turnover rate ..........................       19.07%        24.87%        14.31%        17.92%        18.27%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average
     net assets .....................................        1.61%         1.61%         1.58%         1.56%         1.55%

----------
+ Per share amounts have been calculated using the monthly average shares method.

                 See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                     Class I
                                                        -----------------------------------------------------------------
                                                                             Year Ended December 31,
                                                        -----------------------------------------------------------------
                                                           2006          2005          2004          2003          2002
                                                        ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period ................   $   10.59     $   10.73     $   10.69     $   10.66     $   10.31
                                                        ---------     ---------     ---------     ---------     ---------
Income (loss) from investment operations:
   Net investment income+ ...........................        0.38          0.38          0.41          0.43          0.46
   Net gain (loss) on securities (both
     realized and unrealized) .......................        0.02         (0.14)         0.03          0.02          0.35
                                                        ---------     ---------     ---------     ---------     ---------
   Total from investment operations .................        0.40          0.24          0.44          0.45          0.81
                                                        ---------     ---------     ---------     ---------     ---------
Less distributions (note 10):
   Dividends from net investment income .............       (0.38)        (0.38)        (0.40)        (0.42)        (0.46)
   Distributions from capital gains .................       (0.03)           --            --            --            --
                                                        ---------     ---------     ---------     ---------     ---------
   Total distributions ..............................       (0.41)        (0.38)        (0.40)        (0.42)        (0.46)
                                                        ---------     ---------     ---------     ---------     ---------
Net asset value, end of period ......................   $   10.58     $   10.59     $   10.73     $   10.69     $   10.66
                                                        =========     =========     =========     =========     =========
Total return (not reflecting sales charge) ..........        3.87%         2.24%         4.24%         4.33%         7.98%

Ratios/supplemental data
   Net assets, end of period
     (in thousands) .................................   $   8,018     $   7,764     $   7,564     $   4,438     $   2,407
   Ratio of expenses to average
     net assets .....................................        0.91%         0.92%         0.89%         0.88%         0.87%
   Ratio of net investment income to
     average net assets .............................        3.57%         3.52%         3.79%         3.95%         4.32%
   Portfolio turnover rate ..........................       19.07%        24.87%        14.31%        17.92%        18.27%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average
     net assets .....................................        0.90%         0.91%         0.89%         0.87%         0.86%

                                                                                      Class Y
                                                        -----------------------------------------------------------------
                                                                             Year Ended December 31,
                                                        -----------------------------------------------------------------
                                                           2006          2005          2004          2003          2002
                                                        ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period ................   $   10.61     $   10.75     $   10.70     $   10.67     $   10.32
                                                        ---------     ---------     ---------     ---------     ---------
Income (loss) from investment operations:
   Net investment income+ ...........................        0.41          0.41          0.44          0.46          0.49
   Net gain (loss) on securities (both
     realized and unrealized) .......................        0.01         (0.14)         0.05          0.03          0.35
                                                        ---------     ---------     ---------     ---------     ---------
   Total from investment operations .................        0.42          0.27          0.49                   0.49 0.84
                                                        ---------     ---------     ---------     ---------     ---------
Less distributions (note 10):
   Dividends from net investment income .............       (0.41)        (0.41)        (0.44)        (0.46)        (0.49)
   Distributions from capital gains .................       (0.03)           --            --            --            --
                                                        ---------     ---------     ---------     ---------     ---------
   Total distributions ..............................       (0.44)         0.41)        (0.44)        (0.46)        (0.49)
                                                        ---------     ---------     ---------     ---------     ---------
Net asset value, end of period ......................   $   10.59     $   10.61     $   10.75     $   10.70     $   10.67
                                                        =========     =========     =========     =========     =========
Total return (not reflecting sales charge) ..........        4.08%         2.55%         4.65%         4.95%         8.30%

Ratios/supplemental data
   Net assets, end of period
     (in thousands) .................................   $  46,625     $  47,816     $  48,795     $  46,313     $  41,223
   Ratio of expenses to average
     net assets .....................................        0.61%         0.62%         0.58%         0.57%         0.57%
   Ratio of net investment income to
     average net assets .............................        3.86%         3.81%         4.11%         4.28%         4.63%
   Portfolio turnover rate ..........................       19.07%        24.87%        14.31%        17.92%        18.27%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average
     net assets .....................................        0.61%         0.61%         0.58%         0.56%         0.56%

----------
+ Per share amounts have been calculated using the monthly average shares method.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on July 1, 2006 and held for the six months ended December 31, 2006.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED DECEMBER 31, 2006

                    ACTUAL
                TOTAL RETURN       BEGINNING          ENDING          EXPENSES
                   WITHOUT          ACCOUNT           ACCOUNT       PAID DURING
               SALES CHARGES(1)      VALUE             VALUE       THE PERIOD(2)
--------------------------------------------------------------------------------
Class A             4.28%          $1,000.00         $1,042.80         $3.81
--------------------------------------------------------------------------------
Class C             3.74%          $1,000.00         $1,037.40         $8.17
--------------------------------------------------------------------------------
Class I             4.20%          $1,000.00         $1,042.00         $4.63
--------------------------------------------------------------------------------
Class Y             4.26%          $1,000.00         $1,042.60         $3.04
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.74%, 1.59%, 0.90% AND 0.59% FOR THE FUND'S CLASS A, C, I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

SIX MONTHS ENDED DECEMBER 31, 2006

                 HYPOTHETICAL
                  ANNUALIZED        BEGINNING        ENDING           EXPENSES
                     TOTAL           ACCOUNT         ACCOUNT        PAID DURING
                    RETURN            VALUE           VALUE        THE PERIOD(1)
--------------------------------------------------------------------------------
Class A              5.00%          $1,000.00       $1,021.48          $3.77
--------------------------------------------------------------------------------
Class C              5.00%          $1,000.00       $1,017.19          $8.08
--------------------------------------------------------------------------------
Class I              5.00%          $1,000.00       $1,020.67          $4.58
--------------------------------------------------------------------------------
Class Y              5.00%          $1,000.00       $1,022.23          $3.01
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.74%, 1.59%, 0.90% AND 0.59% FOR THE FUND'S CLASS A, C, I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds(SM) produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Fund twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Fund's portfolio other than in your shareholder reports, please check our website (http://www.aquilafunds.com) or call us at 1-800-437-1020.

      The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2006 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

      This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

      For the calendar year ended December 31, 2006, $10,343,290 of dividends paid by Churchill Tax-Free Fund of Kentucky, constituting 92.15% of total dividends paid during calendar year 2006, were exempt-interest dividends; $879,254 of dividends paid by the Fund constituting 7.83% of total dividends paid during the calendar year were capital gain distributions; and the balance was ordinary dividend income.

      Prior to January 31, 2007, shareholders will be mailed IRS Form 1099-DIV which will contain information on the status of distributions paid for the 2006 CALENDAR YEAR.

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)
TRUSTEES(1) AND OFFICERS

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND        PRINCIPAL                                       COMPLEX(4)      (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF       OCCUPATION(S)                                   OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)      DURING PAST 5 YEARS                             BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------      -------------------                             ----------      ---------------------
INTERESTED TRUSTEE(5)

Diana P. Herrmann       Trustee since   Vice Chair and Chief Executive Officer of           12          ICI Mutual Insurance
New York, NY            1995 and        Aquila Management Corporation, Founder of the                   Company
(02/25/58)              President       Aquila Group of Funds(SM)(6) and parent of
                        since 1999      Aquila Investment Management LLC, Manager,
                                        since 2004, President and Chief Operating
                                        Officer since 1997, a Director since 1984,
                                        Secretary since 1986 and previously its
                                        Executive Vice President, Senior Vice
                                        President or Vice President, 1986-1997; Chief
                                        Executive Officer and Vice Chair since 2004
                                        and President, Chief Operating Officer and
                                        Manager of the Manager since 2003; Chair,
                                        Vice Chair, President, Executive Vice
                                        President or Senior Vice President of funds
                                        in the Aquila Group of Funds(SM) since 1986;
                                        Director of the Distributor since 1997;
                                        trustee, Reserve Money-Market Funds,
                                        1999-2000 and Reserve Private Equity Series,
                                        1998-2000; Governor, Investment Company
                                        Institute and head of its Small Funds
                                        Committee since 2004; active in charitable
                                        and volunteer organizations.

NON-INTERESTED TRUSTEES

Thomas A. Christopher   Chair of the    Vice President of Robinson, Hughes &                3           None
Danville, KY            Board of        Christopher, C.P.A.s, P.S.C., since 1977;
(12/19/47)              Trustees        President, A Good Place for Fun, Inc., a
                        since 2005      sports facility, since 1987; currently or
                        and Trustee     formerly active with various professional and
                        since 1992      community organizations.

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND        PRINCIPAL                                       COMPLEX(4)      (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF       OCCUPATION(S)                                   OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)      DURING PAST 5 YEARS                             BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------      -------------------                             ----------      ---------------------
Theodore T. Mason       Trustee         Executive Director, East Wind Power Partners        8           Trustee, Premier VIT.
New York, NY            since 1987      LTD since 1994 and Louisiana Power Partners,
(11/24/35)                              1999-2003; Treasurer, Alumni Association of
                                        SUNY Maritime College since 2004 (President,
                                        2002-2003, First Vice President, 2000-2001,
                                        Second Vice President, 1998-2000) and
                                        director of the same organization since 1997;
                                        Director, STCM Management Company, Inc.,
                                        1973-2004; twice national officer of Naval
                                        Reserve Association, commanding officer of
                                        four naval reserve units and Captain, USNR
                                        (Ret); director, The Navy League of the
                                        United States New York Council since 2002;
                                        trustee, The Maritime Industry Museum at Fort
                                        Schuyler, 2000-2004; and the Maritime College
                                        at Fort Schuyler Foundation, Inc. since 2000.

Anne J. Mills           Trustee         President, Loring Consulting Company since          4           None
Castle Rock, CO         since 1987      2001; Vice President for Business Management
(12/23/38)                              and CFO, Ottawa University, since 2006, Vice
                                        President for Business Affairs, 1992-2001;
                                        IBM Corporation, 1965-1991; currently active
                                        with various charitable educational and
                                        religious organizations.

William J. Nightingale  Trustee         Retired; formerly Chairman, founder (1975)          2           Ring's End, Inc.
Rowayton, CT            since 1993      and Senior Advisor until 2000 of Nightingale
(09/16/29)                              & Associates, L.L.C., a general management
                                        consulting firm focusing on interim
                                        management, divestitures, turnaround of
                                        troubled companies, corporate restructuring
                                        and financial advisory services.

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND        PRINCIPAL                                       COMPLEX(4)      (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF       OCCUPATION(S)                                   OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)      DURING PAST 5 YEARS                             BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------      -------------------                             ----------      ---------------------
James R. Ramsey         Trustee         President, University of Louisville since           2           Community Bank and
Louisville, KY          since 1987      November 2002; Professor of Economics,                          Trust, Pikeville, KY and
(11/14/48)                              University of Louisville, 1999-present;                         Texas Roadhouse Inc.
                                        Kentucky Governor's Senior Policy Advisor and
                                        State Budget Director, 1999-2002; Vice
                                        Chancellor for Finance and Administration,
                                        the University of North Carolina at Chapel
                                        Hill, 1998 to 1999; previously Vice President
                                        for Finance and Administration at Western
                                        Kentucky University, State Budget Director
                                        for the Commonwealth of Kentucky, Chief State
                                        Economist and Executive Director for the
                                        Office of Financial Management and Economic
                                        Analysis for the Commonwealth of Kentucky,
                                        Adjunct Professor at the University of
                                        Kentucky, Associate Professor at Loyola
                                        University-New Orleans and Assistant
                                        Professor at Middle Tennessee State
                                        University.

OTHER INDIVIDUALS

CHAIRMAN EMERITUS(6)

Lacy B. Herrmann        Founder and     Founder and Chairman of the Board, Aquila           N/A         N/A
New York, NY            Chairman        Management Corporation, the sponsoring
(05/12/29)              Emeritus        organization and parent of the Manager or
                        since 2006,     Administrator and/or Adviser or Sub-Adviser
                        Chairman of     to each fund of the Aquila Group of Funds(SM);
                        the Board       Chairman of the Manager or Administrator
                        of Trustees,    and/or Adviser or Sub-Adviser to each since
                        1987-2005       2004; Founder and Chairman Emeritus of each
                                        fund in the Aquila Group of Funds(SM);
                                        previously Chairman and a Trustee of each
                                        fund in the Aquila Group of Funds(SM) since its
                                        establishment until 2004 or 2005; Director of
                                        the Distributor since 1981 and formerly Vice
                                        President or Secretary, 1981-1998; Trustee
                                        Emeritus, Brown University and the Hopkins
                                        School; active in university, school and
                                        charitable organizations.

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND        PRINCIPAL                                       COMPLEX(4)      (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF       OCCUPATION(S)                                   OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)      DURING PAST 5 YEARS                             BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------      -------------------                             ----------      ---------------------
OFFICERS

Charles E. Childs, III  Executive Vice  Executive Vice President of all funds in the        N/A         N/A
New York, NY            President       Aquila Group of Funds(SM) and the Manager and
(04/01/57)              since 2003      the Manager's parent since 2003; formerly
                                        Senior Vice President, corporate development,
                                        Vice President, Assistant Vice President and
                                        Associate of the Manager's parent since 1987;
                                        Senior Vice President, Vice President or
                                        Assistant Vice President of the Aquila
                                        Money-Market Funds, 1988-2003.

Thomas S. Albright      Senior Vice     Senior Vice President and Portfolio Manager,        N/A         N/A
Louisville, KY          President       Churchill Tax-Free Fund of Kentucky since
(07/26/52)              since 2000      July 2000; Senior Vice President, Tax-Free
                                        Fund For Utah since 2003, Vice President,
                                        2001-2003 and co-portfolio manager since
                                        2001; Vice President and backup portfolio
                                        manager, Tax-Free Trust of Arizona, since
                                        2004; Vice President and Portfolio Manager,
                                        Banc One Investment Advisors, Inc.,
                                        1994-2000.

Jerry G. McGrew         Senior Vice     President of the Distributor since 1998,            N/A         N/A
New York, NY            President       Registered Principal since 1993, Senior Vice
(06/18/44)              since 1994      President, 1997-1998 and Vice President,
                                        1993-1997; Senior Vice President, Aquila
                                        Three Peaks High Income Fund, Aquila Rocky
                                        Mountain Equity Fund and five Aquila
                                        Municipal Bond Funds; Vice President,
                                        Churchill Cash Reserves Trust, 1995-2001.

Todd W. Curtis          Vice President  Senior Vice President and Portfolio Manager,        N/A         N/A
Phoenix, AZ             since 2004      Tax-Free Trust of Arizona, since August 2004;
(06/08/49)                              Vice President and backup portfolio manager,
                                        Churchill Tax-Free Fund of Kentucky, since
                                        2004; Vice President and Portfolio Manager,
                                        Banc One Investment Advisors, Inc. and its
                                        predecessors, 1981-2004.

Jason T. McGrew         Vice President  Vice President, Churchill Tax-Free Fund of          N/A         N/A
Elizabethtown, KY       since 2001      Kentucky since 2001, Assistant Vice
(08/14/71)                              President, 2000-2001; Vice President, Aquila
                                        Rocky Mountain Equity Fund since 2006;
                                        Investment Broker with Raymond James
                                        Financial Services 1999-2000 and with J.C.
                                        Bradford and Company 1997-1999; Associate
                                        Broker at Prudential Securities 1996-1997.

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND        PRINCIPAL                                       COMPLEX(4)      (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF       OCCUPATION(S)                                   OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)      DURING PAST 5 YEARS                             BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------      -------------------                             ----------      ---------------------
Robert W. Anderson      Chief           Chief Compliance Officer of the Fund and each       N/A         N/A
New York, NY            Compliance      of the other funds in the Aquila Group of
(08/23/40)              Officer         Funds(SM), the Manager and the Distributor
                        since 2004      since 2004, Compliance Officer of the Manager
                        and Assistant   or its predecessor and current parent
                        Secretary       1998-2004; Assistant Secretary of the Aquila
                        since 2000      Group of Funds(SM) since 2000.

Joseph P. DiMaggio      Chief           Chief Financial Officer of the Aquila Group         N/A         N/A
New York, NY            Financial       of Funds(SM) since 2003 and Treasurer since
(11/06/56)              Officer since   2000.
                        2003 and
                        Treasurer
                        since 2000

Edward M. W. Hines      Secretary       Partner, Hollyer Brady Barrett & Hines LLP,         N/A         N/A
New York, NY            since 1987      legal counsel to the Fund, since 1989;
(12/16/39)                              Secretary of the Aquila Group of Funds(SM).

John M. Herndon         Assistant       Assistant Secretary of the Aquila Group of          N/A         N/A
New York, NY            Secretary       Funds(SM) since 1995 and Vice President of the
(12/17/39)              since 1995      three Aquila Money-Market Funds since 1990;
                                        Vice President of the Manager or its
                                        predecessor and current parent since 1990.

Lori A. Vindigni        Assistant       Assistant Treasurer of the Aquila Group of          N/A         N/A
New York, NY            Treasurer       Funds(SM) since 2000; Assistant Vice President
(11/02/66)              since 2000      of the Manager or its predecessor and current
                                        parent since 1998; Fund Accountant for the
                                        Aquila Group of Funds(SM), 1995-1998.

----------
(1)   The  Fund's  Statement  of  Additional   Information  includes  additional
      information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll free).

(2) The mailing address of each Trustee and officer is c/o Churchill Tax-Free Fund of Kentucky, 380 Madison Avenue, New York, NY 10017.

(3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

(4) Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.

(5) Ms. Herrmann is an interested person of the Fund as an officer of the Fund, as a director, officer and shareholder of the Manager's corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor.

(6) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds, which do not include the dormant funds described in footnote 4, are called the "Aquila Group of Funds(SM)."

(7)   The Chairman Emeritus may attend Board meetings but has no voting power.

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PRIVACY NOTICE (unaudited)

                       CHURCHILL TAX-FREE FUND OF KENTUCKY

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of the Fund, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about the Fund.

INFORMATION WE COLLECT. "Non-public personal information" is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Fund's transfer agent, distributor, or manager, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

NON-CALIFORNIA RESIDENTS: We also may disclose some of this information to another fund in the Aquila Group of Funds(SM) (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds(SM) or new services we are offering that may be of interest to you.

CALIFORNIA RESIDENTS ONLY: In addition, unless you "opt-out" of the following disclosures using the form that was mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds(SM) (or its sevice providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Fundssm or new services we are offering that may be of interest to you.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

                            AQUILA DISTRIBUTORS, INC.
                        AQUILA INVESTMENT MANAGEMENT LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Fund or to you as a shareholder of the Fund.

--------------------------------------------------------------------------------

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

FOUNDERS
  Lacy B. Herrmann, Chairman Emeritus
  Aquila Management Corporation

MANAGER
  AQUILA INVESTMENT MANAGEMENT LLC
  380 Madison Avenue, Suite 2300
  New York, New York 10017

BOARD OF TRUSTEES
  Thomas A. Christopher, Chair
  Diana P. Herrmann
  Theodore T. Mason
  Anne J. Mills
  William J. Nightingale
  James R. Ramsey

OFFICERS
  Diana P. Herrmann, President
  Thomas S. Albright, Senior Vice President and Portfolio Manager
  Jerry G. McGrew, Senior Vice President
  Jason T. McGrew, Vice President
  Robert W. Anderson, Chief Compliance Officer
  Joseph P. DiMaggio, Chief Financial Officer and Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR
  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
  PFPC INC.
  101 Sabin Street
  Pawtucket, RI 02860

CUSTODIAN
  JPMorgan Chase Bank, N.A.
  1111 Polaris Parkway
  Columbus, Ohio 43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
  Tait, Weller & Baker LLP
  1818 Market Street, Suite 2400
  Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.


ITEM 2.  CODE OF ETHICS.

(a) As of December 31, 2006 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The
Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties under the Charter.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $16,000 in 2005 and $16,000 in 2006.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant $3,000 and $3,000 in 2005 and 2006, respectively, for return preparation and tax compliance.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   	Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

 (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.


SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CHURCHILL TAX-FREE TRUST


By:  /s/  Diana P. Herrmann
- - ---------------------------------
President and Trustee
March9, 2007


By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Chief Financial Officer and Treasurer
March 9, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- - ---------------------------------
Diana P. Herrmann
President and Trustee
March 9, 2007



By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
March 9, 2007





CHURCHILL TAX-FREE TRUST

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.